Divestitures (Summary Of Components Of Income From Discontinued Operations Before Income Taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (Loss) from discontinued operations before income taxes	$ 466.3	$ 466.1	$ 59.8
Global Battery And Lighting [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Write-down of assets of business held for sale to fair value less cost to sell	0.0
Global Auto Care [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Write-down of assets of business held for sale to fair value less cost to sell	107.2
Discontinued Operations, Held-For-Sale [Member] | Global Battery And Lighting [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	870.5	865.6	840.7
Cost of goods sold	553.2	539.3	524.7
Gross profit	317.3	326.3	316.0
Operating expenses	241.0	193.6	178.5
Operating (loss) income	76.3	132.7	137.5
Interest expense	53.5	48.3	65.5
Other non-operating expense, net	1.0		0.8
Other non-operating income, net		(0.1)
Income (Loss) from discontinued operations before income taxes	21.8	84.5	71.2
Discontinued Operations, Held-For-Sale [Member] | Global Auto Care [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	465.6	446.9	453.7
Cost of goods sold	284.9	233.7	213.9
Gross profit	180.7	213.2	239.8
Operating expenses	117.8	117.2	125.6
Operating (loss) income	62.9	96.0	114.2
Interest expense	2.1	1.4	0.1
Other non-operating expense, net	0.2	0.1	1.6
Write-down of assets of business held for sale to fair value less cost to sell	92.5
Income (Loss) from discontinued operations before income taxes	$ (31.9)	$ 94.5	$ 112.5